FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
General and administrative		¥ (205,816,000)	$ (29,431)	¥ (157,832,000)	¥ (196,790,000)
Impairment on advance and other assets		(7,807,000)	(1,116)	(794,000)
Total operating expenses		(282,923,000)	(40,456)	(57,160,000)	(278,619,000)
Loss from operations		(281,114,000)	(40,197)	(58,764,000)	(317,753,000)
Impairment on equity investments	¥ (1,300,000)	(41,629,000)	(6,000)	0	0
Gain (loss) on disposal of equity investee and available-for-sale investments			0	(7,704)	1,666,000
Foreign currency exchange gain (loss)		2,989,000	427	(713,000)	(6,816,000)
Changes in fair value on other investments		(300,000)	(40)	(7,160,000)	3,490,000
Gain on disposal of other investment		3,400,000	486
Loss from continuing operations before income tax expense and share of loss in equity method investments		(408,235,000)	(58,376)	(72,520,000)	(144,277,000)
Income tax expense		(110,000)	(16)
Gain from discontinued operations, net					156,853,000
Total comprehensive income (loss)		(408,950,000)	(58,479)	(73,790,000)	13,361,000
Parent Company
Operating expenses:
General and administrative		(152,368,000)	(21,789)	(97,153,000)	(117,011,000)
Impairment on advance and other assets		(1,278,000)	(183)	0	0
Total operating expenses		(153,646,000)	(21,972)	(97,153,000)	(117,011,000)
Loss from operations		(153,646,000)	(21,972)	(97,153,000)	(117,011,000)
Impairment on equity investments		(32,130,000)	(4,595)	0	0
Gain (loss) on other investments		(48,646,000)	(6,956)	(7,160,000)	3,490,000
Gain (loss) on disposal of equity investee and available-for-sale investments				(8,000)	1,666,000
Gain from change in fair value of convertible feature derivative liability		(4,530,000)	(648)	45,037,000	23,171,000
Foreign currency exchange gain (loss)		394,000	56	(762,000)	(7,762,000)
Changes in fair value on other investments		(278,000)	(40)	0	0
Gain on disposal of other investment		3,400,000	486	0	0
Loss from continuing operations before income tax expense and share of loss in equity method investments		(235,436,000)	(33,669)	(60,046,000)	(96,446,000)
Income tax expense				0	0
Gain from discontinued operations, net				0	158,809,000
Equity in loss of subsidiaries and VIE		(167,010,000)	(23,880)	(13,378,000)	(42,360,000)
Net income (loss) attributable to The9 Limited		(402,446,000)	(57,549)	(73,424,000)	20,003,000
Total comprehensive income (loss)		¥ (402,446,000)	$ (57,549)	¥ (73,424,000)	¥ 20,003,000